Inventories (Tables)	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020
Inventory Disclosure [Abstract]
Summary of Inventories
Note 5—Inventories

	(In thousands)
As of	January 2, 2021	October 3, 2020	December 28, 2019
Raw materials	$2,577	$1,967	$1,237
Finished goods	171,958	146,999	183,893

Inventories	$174,535	$148,966	$185,130

	(In thousands)
As of	October 3, 2020	September 28, 2019
Raw materials	$1,967	$1,768
Finished goods	146,999	147,961

Total inventories, net	$148,966	$149,729

Summary of Changes in inventory excess and obsolescence reserves
Changes in inventory excess and obsolescence reserves were as follows:

	Balance at Beginning of Period	Additions	Deductions	Balance at End of Period
		Charged to Costs and Expenses	Sale or Disposal of Inventories
	(In Thousands)
2018	$3,382	$1,019	$(856)	$3,545
2019	$3,545	$1,345	$(1,268)	$3,622
2020	$3,622	$2,659	$(1,342)	$4,939